Financing and Interest	6 Months Ended
Jun. 30, 2026
Financing and Interest [Abstract]
FINANCING AND INTEREST
9.	FINANCING AND INTEREST

	Three months ended June 30		Six months ended June 30
	2026	2025	2026	2025
Interest on debt(1)	$511	$9,780	$996	$19,778
Performance guarantee fees(2)	419	843	1,035	1,370
Interest expense	930	10,623	2,031	21,148
Amortization of debt issuance costs	243	1,913	243	2,912
Accretion of decommissioning obligations (Note 5)	498	458	996	916
Accretion of lease liabilities	68	130	152	428
Financing expense	809	2,501	1,391	4,256
Financing and interest expenses	$1,739	$13,124	$3,422	$25,404

(1)	Interest on debt includes standby fees and other miscellaneous charges.
(2)	Consists of fees charged related to the Letter of Credit Facility (Note 4).